                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND

                                (SERIES I SHARES)

                        Supplement dated January 2, 2002
                   to the Prospectus dated September 10, 2001

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT -- PORTFOLIO MANAGERS" section on page 2 of the Prospectus:

     The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

     o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

     o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

     o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND

                               (SERIES II SHARES)

                       Supplement dated January 2, 2002
                   to the Prospectus dated September 10, 2001

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS" section on page 2 of the Prospectus:

     The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

     o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.

     o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

     o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.